UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23145

Global Income Builder Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 60.1%
Security	Shares	Value

Aerospace & Defense — 0.4%

Safran S.A.(1)	9,060	$1,352,736

		$1,352,736

Air Freight & Logistics — 0.5%

PostNL NV	301,543	$1,575,088

		$1,575,088

Banks — 4.6%

Bank of New York Mellon Corp. (The)	55,322	$2,759,461

Citigroup, Inc.	31,658	2,255,316

Credit Agricole S.A.(1)	106,447	1,646,544

HDFC Bank, Ltd.(1)	57,776	1,098,209

ING Groep NV	136,623	1,745,356

Mitsubishi UFJ Financial Group, Inc.(2)	268,285	1,427,302

Svenska Handelsbanken AB, Class A	117,230	1,357,555

Wells Fargo & Co.	37,767	1,701,403

		$13,991,146

Beverages — 1.1%

Coca-Cola Co. (The)	28,233	$1,524,017

Diageo PLC(1)	42,058	1,888,041

		$3,412,058

Biotechnology — 0.6%

CSL, Ltd.	8,140	$1,700,401

		$1,700,401

Building Products — 0.7%

Assa Abloy AB, Class B	52,807	$1,505,505

Kingspan Group PLC	8,798	782,538

		$2,288,043

Capital Markets — 0.3%

Azimut Holding SpA	43,175	$1,032,982

		$1,032,982

Chemicals — 0.4%

Sika AG(1)	4,143	$1,237,359

		$1,237,359

Security	Shares	Value

Construction & Engineering — 0.5%

Abengoa S.A., Class A(1)(3)	36,194	$0

Abengoa S.A., Class B(1)(3)	374,261	0

Bouygues S.A.	34,234	1,467,112

		$1,467,112

Construction Materials — 0.6%

CRH PLC(1)	37,741	$1,780,779

		$1,780,779

Consumer Finance — 0.4%

Capital One Financial Corp.	8,204	$1,223,052

		$1,223,052

Diversified Financial Services — 1.3%

Berkshire Hathaway, Inc., Class B(1)	10,704	$2,943,065

ORIX Corp.	71,345	1,151,784

		$4,094,849

Diversified Telecommunication Services — 0.6%

Swisscom AG(1)	680	$369,205

Telefonica Deutschland Holding AG	527,971	1,534,374

		$1,903,579

Electric Utilities — 1.3%

Fortum Oyj	47,740	$1,254,550

Iberdrola S.A.	92,097	1,244,594

NextEra Energy, Inc.	18,310	1,419,208

		$3,918,352

Electrical Equipment — 1.7%

AMETEK, Inc.	19,923	$2,688,210

Schneider Electric SE	13,399	2,137,888

Signify NV(1)(4)	8,424	478,391

		$5,304,489

Electronic Equipment, Instruments & Components — 2.6%

CDW Corp.	8,380	$1,494,405

Halma PLC	31,661	1,131,330

Keyence Corp.	2,633	1,263,979

Murata Manufacturing Co., Ltd.	12,079	960,370

TE Connectivity, Ltd.	13,020	1,750,799

Zebra Technologies Corp., Class A(1)	3,088	1,506,141

		$8,107,024

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Entertainment — 1.2%

Nintendo Co., Ltd.	1,756	$1,007,334

Walt Disney Co. (The)(1)	14,274	2,655,250

		$3,662,584

Equity Real Estate Investment Trusts (REITs) — 0.7%

American Tower Corp.	3,987	$1,015,768

Equity Residential	13,430	996,909

		$2,012,677

Food Products — 1.5%

Mondelez International, Inc., Class A	40,179	$2,443,285

Nestle S.A.(1)	18,762	2,238,882

		$4,682,167

Health Care Equipment & Supplies — 2.5%

Alcon, Inc.	23,498	$1,764,952

Boston Scientific Corp.(1)	62,337	2,717,893

Intuitive Surgical, Inc.(1)	2,180	1,885,700

Straumann Holding AG	971	1,387,726

		$7,756,271

Health Care Providers & Services — 0.5%

Anthem, Inc.(1)	4,192	$1,590,403

		$1,590,403

Hotels, Restaurants & Leisure — 0.5%

Compass Group PLC(1)	65,010	$1,414,245

		$1,414,245

Industrial Conglomerates — 0.6%

DCC PLC	19,473	$1,689,653

		$1,689,653

Insurance — 2.8%

Allianz SE	5,155	$1,338,325

Allstate Corp. (The)	12,375	1,569,150

Assicurazioni Generali SpA(1)	78,196	1,565,205

Aviva PLC	156,886	867,351

AXA S.A.	51,955	1,467,470

Swiss Re AG(1)	17,383	1,613,857

		$8,421,358

Security	Shares	Value

Interactive Media & Services — 4.0%

Alphabet, Inc., Class C(1)	3,250	$7,832,890

Facebook, Inc., Class A(1)	10,056	3,269,005

Tencent Holdings, Ltd.	13,937	1,111,782

		$12,213,677

Internet & Direct Marketing Retail — 2.1%

Amazon.com, Inc.(1)(5)	1,861	$6,452,869

		$6,452,869

IT Services — 2.2%

Amadeus IT Group S.A.(1)	23,996	$1,634,080

Fidelity National Information Services, Inc.	10,166	1,554,382

Global Payments, Inc.	4,813	1,033,014

Visa, Inc., Class A	10,446	2,439,768

		$6,661,244

Leisure Products — 0.6%

Yamaha Corp.	31,555	$1,722,131

		$1,722,131

Life Sciences Tools & Services — 0.3%

Lonza Group AG(1)	1,508	$958,657

		$958,657

Machinery — 2.3%

Alstom S.A.(1)	25,422	$1,388,336

Ingersoll Rand, Inc.(1)	24,552	1,213,114

Sandvik AB(1)	57,663	1,425,974

SMC Corp.	2,204	1,280,694

Stanley Black & Decker, Inc.	8,085	1,671,735

		$6,979,853

Media — 0.0%(6)

Clear Channel Outdoor Holdings, Inc.(1)	3,408	$8,554

iHeartMedia, Inc., Class A(1)	715	13,685

		$22,239

Metals & Mining — 0.8%

Rio Tinto, Ltd.	25,959	$2,412,757

		$2,412,757

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 0.3%

AGNC Investment Corp.	48,311	$866,216

		$866,216

Multi-Utilities — 1.1%

A2A SpA	685,426	$1,340,674

CMS Energy Corp.	10,882	700,692

E.ON SE	116,350	1,402,928

		$3,444,294

Oil, Gas & Consumable Fuels — 1.7%

Chevron Corp.	14,063	$1,449,473

EOG Resources, Inc.	30,347	2,234,753

Extraction Oil & Gas, Inc.(1)	8,474	354,044

Extraction Oil & Gas, Inc.(1)(3)(7)	425	17,698

Phillips 66(1)	15,200	1,229,832

		$5,285,800

Personal Products — 0.7%

Unilever PLC	35,072	$2,054,415

		$2,054,415

Pharmaceuticals — 3.7%

AstraZeneca PLC	8,232	$876,246

Eli Lilly & Co.	10,732	1,961,488

Novo Nordisk A/S, Class B	24,134	1,780,303

Orion Oyj, Class B	12,497	553,184

Roche Holding AG PC(1)	5,171	1,686,551

Sanofi	22,125	2,319,635

Zoetis, Inc.(1)	12,775	2,210,458

		$11,387,865

Professional Services — 1.5%

Recruit Holdings Co., Ltd.	36,171	$1,630,859

RELX PLC	83,641	2,170,104

Verisk Analytics, Inc.	4,453	838,055

		$4,639,018

Semiconductors & Semiconductor Equipment — 3.3%

ASML Holding NV	5,128	$3,328,797

Infineon Technologies AG	51,652	2,071,273

Micron Technology, Inc.(1)	26,684	2,296,692

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	19,867	2,319,274

		$10,016,036

Security	Shares	Value

Software — 3.0%

Dassault Systemes SE	6,315	$1,464,906

Intuit, Inc.	3,022	1,245,548

Microsoft Corp.	25,735	6,489,852

		$9,200,306

Specialty Retail — 1.4%

Lowe’s Cos., Inc.	10,022	$1,966,817

TJX Cos., Inc. (The)	31,461	2,233,731

		$4,200,548

Technology Hardware, Storage & Peripherals — 1.2%

Apple, Inc.	28,477	$3,743,586

		$3,743,586

Textiles, Apparel & Luxury Goods — 2.0%

adidas AG(1)	8,039	$2,482,932

LVMH Moet Hennessy Louis Vuitton SE	3,511	2,645,013

VF Corp.	10,505	920,868

		$6,048,813

Total Common Stocks (identified cost $124,567,336)		$183,928,731

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.1%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$137	$146,247

		$146,247

Leisure — 0.0%(6)

Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(4)	$29	$40,847

		$40,847

Total Convertible Bonds (identified cost $154,891)		$187,094

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 35.2%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.8%

BWX Technologies, Inc., 5.375%, 7/15/26(4)		215	$221,945

Moog, Inc., 4.25%, 12/15/27(4)		170	175,102

Rolls-Royce PLC:

5.75%, 10/15/27(4)		492	528,595

5.75%, 10/15/27(8)	GBP	161	242,235

TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	210,875

TransDigm, Inc.:

4.625%, 1/15/29(4)		185	182,619

5.50%, 11/15/27		106	110,451

6.25%, 3/15/26(4)		419	444,140

6.50%, 5/15/25		30	30,460

7.50%, 3/15/27		327	350,730

			$2,497,152

Airlines — 0.4%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(4)		314	$330,093

5.75%, 4/20/29(4)		314	336,843

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(4)		110	120,882

Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(4)		151	165,608

United Airlines, Inc.:

4.375%, 4/15/26(4)		136	141,300

4.625%, 4/15/29(4)		136	141,501

			$1,236,227

Auto Components — 0.6%

Clarios Global, L.P., 6.75%, 5/15/25(4)		81	$87,101

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(8)	EUR	181	225,224

8.50%, 5/15/27(4)		765	827,156

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		234	242,429

TI Automotive Finance PLC, 3.75%, 4/15/29(8)	EUR	400	485,746

Wheel Pros, Inc., 6.50%, 5/15/29(4)(9)		90	90,347

			$1,958,003

Automobiles — 0.9%

Ford Motor Co.:

4.75%, 1/15/43		197	$198,955

8.50%, 4/21/23		202	226,493

9.625%, 4/22/30		208	291,981

Security		Principal Amount* (000’s omitted)	Value

Automobiles (continued)

Ford Motor Credit Co., LLC:

3.087%, 1/9/23		231	$235,667

3.37%, 11/17/23		253	260,906

3.815%, 11/2/27		327	335,656

4.00%, 11/13/30		200	204,518

4.125%, 8/17/27		555	580,730

5.125%, 6/16/25		200	218,730

General Motors Financial Co., Inc., Series C, 5.70% to 9/30/30(10)(11)		85	95,200

Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(8)	EUR	100	137,417

			$2,786,253

Banks — 1.7%

Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(4)(10)(11)		200	$222,143

Citigroup, Inc.:

5.95% to 1/30/23(10)(11)		125	132,266

Series M, 6.30% to 5/15/24(10)(11)		200	215,679

Comerica, Inc., 5.625% to 7/1/25(10)(11)		125	139,590

Credit Suisse Group AG, 7.50% to 7/17/23(4)(10)(11)		208	223,038

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(10)(11)		220	237,325

HSBC Holdings PLC, 4.60% to 12/17/30(10)(11)		200	203,500

Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(10)(11)		125	145,969

JPMorgan Chase & Co.:

Series HH, 4.60% to 2/1/25(10)(11)		298	307,685

Series S, 6.75%, to 2/1/24(10)(11)		215	239,053

Series X, 6.10% to 10/1/24(10)(11)		329	358,404

Lloyds Banking Group PLC, 7.50% to 9/27/25(10)(11)		200	231,750

Regions Financial Corp., Series D, 5.75% to 6/15/25(10)(11)		63	70,403

Societe Generale S.A., 5.375% to 11/18/30(4)(10)(11)		200	208,500

Standard Chartered PLC, 4.75% to 1/14/31(4)(10)(11)		229	232,624

SVB Financial Group, 4.10% to 2/15/31(10)(11)		58	58,471

Truist Financial Corp.:

Series P, 4.95% to 9/1/25(10)(11)		62	68,355

Series Q, 5.10% to 3/1/30(10)(11)		77	85,860

Vivion Investments S.a.r.l., 3.00%, 8/8/24(8)	EUR	1,200	1,414,078

Zions Bancorp NA, 5.80% to 6/15/23(10)(11)		268	277,380

			$5,072,073

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Biotechnology — 0.1%

Emergent BioSolutions, Inc., 3.875%, 8/15/28(4)		185	$173,677

			$173,677

Building Products — 1.3%

Boise Cascade Co., 4.875%, 7/1/30(4)		116	$123,178

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:

4.875%, 2/15/30(4)		121	121,000

6.25%, 9/15/27(4)		63	66,959

Builders FirstSource, Inc.:

5.00%, 3/1/30(4)		90	95,753

6.75%, 6/1/27(4)		134	144,271

Empire Communities Corp., 7.00%, 12/15/25(4)		247	264,957

HT Troplast GmbH, 9.25%, 7/15/25(8)	EUR	360	475,507

M/I Homes, Inc., 4.95%, 2/1/28		82	86,381

Masonite International Corp., 5.375%, 2/1/28(4)		105	110,908

Patrick Industries, Inc., 4.75%, 5/1/29(4)		200	200,825

PCF GmbH, 4.75%, 4/15/26(8)	EUR	175	211,840

Shea Homes, L.P./Shea Homes Funding Corp.:

4.75%, 2/15/28(4)		253	257,902

4.75%, 4/1/29(4)		72	72,992

Standard Industries, Inc.:

4.375%, 7/15/30(4)		192	192,720

5.00%, 2/15/27(4)		78	80,535

Taylor Morrison Communities, Inc.:

5.125%, 8/1/30(4)		112	123,511

5.75%, 1/15/28(4)		196	221,847

5.875%, 6/15/27(4)		146	166,043

TRI Pointe Group, Inc., 5.70%, 6/15/28		261	290,527

Victoria PLC, 3.625%, 8/24/26(8)	EUR	514	628,167

			$3,935,823

Capital Markets — 0.2%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(10)		150	$156,795

Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(10)(11)		259	266,786

UBS Group AG, 4.375% to 2/10/31(4)(10)(11)		200	199,752

			$623,333

Casino & Gaming — 0.4%

Cinemark USA, Inc.:

4.875%, 6/1/23		270	$269,986

5.875%, 3/15/26(4)		67	69,513

8.75%, 5/1/25(4)		48	52,320

Security		Principal Amount* (000’s omitted)	Value

Casino & Gaming (continued)

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(4)		337	$358,821

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		215	214,731

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(4)		287	300,805

			$1,266,176

Chemicals — 1.2%

Herens Holdco S.a.r.l., 4.75%, 5/15/28(4)(9)		201	$201,000

Herens Midco S.a.r.l., 5.25%, 5/15/29(8)(9)	EUR	1,240	1,490,790

INEOS Quattro Finance 2 PLC, 2.50%, 1/15/26(8)	EUR	232	280,269

K+S AG, 3.00%, 6/20/22(8)	EUR	400	486,559

NOVA Chemicals Corp., 4.25%, 5/15/29(4)(9)		133	132,002

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(4)		310	319,343

SCIH Salt Holdings, Inc., 6.625%, 5/1/29(4)		151	148,735

SPCM S.A., 4.875%, 9/15/25(4)		200	205,316

Valvoline, Inc.:

3.625%, 6/15/31(4)		128	125,280

4.25%, 2/15/30(4)		140	143,674

W.R. Grace & Co., 4.875%, 6/15/27(4)		245	255,719

			$3,788,687

Commercial Services & Supplies — 1.4%

Adtalem Global Education, Inc., 5.50%, 3/1/28(4)		263	$263,986

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:

5.25%, 3/15/25(4)		65	66,097

5.375%, 3/1/29(4)		127	132,397

5.75%, 7/15/27(4)		89	94,343

5.75%, 7/15/27(4)		110	116,256

Clean Harbors, Inc.:

4.875%, 7/15/27(4)		101	105,293

5.125%, 7/15/29(4)		61	65,930

Covanta Holding Corp., 5.875%, 7/1/25		95	99,408

Gartner, Inc.:

3.75%, 10/1/30(4)		107	107,451

4.50%, 7/1/28(4)		151	158,931

GFL Environmental, Inc.:

3.50%, 9/1/28(4)		240	231,630

3.75%, 8/1/25(4)		130	132,523

8.50%, 5/1/27(4)		313	343,322

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Commercial Services & Supplies (continued)

Hertz Corp. (The):

5.50%, 10/15/24(4)(12)		110	$114,697

6.00%, 1/15/28(4)(12)		58	63,161

6.25%, 10/15/22(12)		167	175,559

MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(4)		601	593,439

NESCO Holdings II, Inc., 5.50%, 4/15/29(4)		206	212,437

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	645,458

Team Health Holdings, Inc., 6.375%, 2/1/25(4)		413	366,537

Tervita Corp., 11.00%, 12/1/25(4)		171	194,116

			$4,282,971

Construction Materials — 0.1%

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(4)		275	$291,822

			$291,822

Consumer Finance — 0.3%

CPUK Finance, Ltd., 4.875%, 2/28/47(8)	GBP	278	$390,103

PRA Group, Inc., 7.375%, 9/1/25(4)		261	280,086

William Carter Co. (The), 5.625%, 3/15/27(4)		144	151,560

			$821,749

Containers & Packaging — 0.5%

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:

2.125%, 8/15/26(8)	EUR	410	$493,956

4.125%, 8/15/26(4)		253	260,590

Kleopatra Finco S.a.r.l., 4.25%, 3/1/26(8)	EUR	343	406,445

Trivium Packaging Finance B.V., 3.75%, 8/15/26(8)	EUR	230	284,225

			$1,445,216

Cosmetics/Personal Care — 0.1%

Edgewell Personal Care Co., 5.50%, 6/1/28(4)		180	$191,475

			$191,475

Distributors — 0.4%

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(4)		416	$414,461

Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(8)(13)	EUR	455	546,837

Performance Food Group, Inc., 5.50%, 10/15/27(4)		169	178,408

			$1,139,706

Security		Principal Amount* (000’s omitted)	Value

Diversified Consumer Services — 0.3%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(8)		750	$792,079

			$792,079

Diversified Financial Services — 0.9%

Alliance Data Systems Corp., 4.75%, 12/15/24(4)		194	$199,515

Allied Universal Holdco, LLC, 6.625%, 7/15/26(4)		226	239,284

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(4)		203	223,242

Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)		237	240,839

Alpha Holding S.A. de CV, 9.00%, 2/10/25(4)		200	50,500

Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(8)	GBP	71	99,624

Discover Financial Services, Series D, 6.125% to 6/23/25(10)(11)		101	114,256

Encore Capital Group, Inc.:

4.25%, (3 mo. EURIBOR + 4.25%), 1/15/28(8)(13)	EUR	479	590,036

5.375%, 2/15/26(8)	GBP	180	260,277

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

6.25%, 5/15/26		291	307,238

6.375%, 12/15/25		120	124,138

Louvre Bidco S.A.S., 6.50%, 9/30/24(8)	EUR	310	386,348

			$2,835,297

Diversified Telecommunication Services — 0.1%

Level 3 Financing, Inc.:

4.25%, 7/1/28(4)		264	$266,339

5.25%, 3/15/26		90	92,899

			$359,238

Electric Utilities — 1.1%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(4)		353	$370,650

FirstEnergy Corp., Series B, 4.40%, 7/15/27		257	281,709

Imola Merger Corp., 4.75%, 5/15/29(4)		452	470,057

NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(10)		155	180,587

NextEra Energy Operating Partners, L.P.:

4.25%, 9/15/24(4)		9	9,518

4.50%, 9/15/27(4)		150	162,339

NRG Energy, Inc.:

3.375%, 2/15/29(4)		106	104,005

3.625%, 2/15/31(4)		177	173,637

5.25%, 6/15/29(4)		122	130,981

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electric Utilities (continued)

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		173	$175,595

Sempra Energy, 4.875% to 10/15/25(10)(11)		235	257,663

Southern California Edison Co., Series E, 6.25% to 2/1/22(10)(11)		101	103,045

Southern Co. (The), Series B:

4.00% to 10/15/25, 1/15/51(10)		56	59,920

5.50% to 3/15/22, 3/15/57(10)		192	197,275

TerraForm Power Operating, LLC:

4.25%, 1/31/23(4)		95	97,672

5.00%, 1/31/28(4)		237	254,627

Vistra Operations Co., LLC, 5.00%, 7/31/27(4)		232	240,649

			$3,269,929

Electronic Equipment, Instruments & Components — 0.1%

WESCO Distribution, Inc., 7.25%, 6/15/28(4)		153	$170,021

			$170,021

Entertainment — 1.1%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(4)		202	$216,437

Banijay Group S.A.S., 6.50%, 3/1/26(8)	EUR	449	555,330

Caesars Entertainment, Inc.:

6.25%, 7/1/25(4)		417	443,876

8.125%, 7/1/27(4)		271	301,478

Gamma Bidco SpA, 6.25%, 7/15/25(8)	EUR	200	252,185

Live Nation Entertainment, Inc., 3.75%, 1/15/28(4)		69	68,835

Netflix, Inc.:

3.00%, 6/15/25(8)	EUR	370	485,452

4.875%, 6/15/30(4)		300	348,421

5.875%, 11/15/28		300	365,400

Powdr Corp., 6.00%, 8/1/25(4)		253	267,231

			$3,304,645

Equity Real Estate Investment Trusts (REITs) — 0.1%

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.:

4.50%, 9/1/26		100	$105,875

5.625%, 5/1/24		200	215,894

			$321,769

Food Products — 0.9%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(4)		181	$193,005

Security		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Casino Guichard Perrachon S.A., 5.25%, 4/15/27(8)	EUR	125	$152,622

Chobani, LLC/Chobani Finance Corp., Inc., 4.625%, 11/15/28(4)		70	72,275

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(4)		386	425,086

Kraft Heinz Foods Co.:

3.875%, 5/15/27		203	221,245

4.25%, 3/1/31		203	224,087

4.375%, 6/1/46		540	579,937

4.625%, 10/1/39		68	76,055

4.875%, 10/1/49		100	114,971

5.50%, 6/1/50		203	252,717

Land O’ Lakes, Inc., 8.00%(4)(11)		330	351,450

US Foods, Inc., 4.75%, 2/15/29(4)		228	230,280

			$2,893,730

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(10)(11)		280	$292,950

			$292,950

Health Care Equipment & Supplies — 1.1%

Centene Corp.:

2.50%, 3/1/31		311	$297,782

3.00%, 10/15/30		377	374,644

3.375%, 2/15/30		308	309,542

4.625%, 12/15/29		319	345,747

CHS/Community Health Systems, Inc.:

4.75%, 2/15/31(4)		134	133,172

6.875%, 4/15/29(4)		256	267,892

8.125%, 6/30/24(4)		57	59,636

Compass Minerals International, Inc., 6.75%, 12/1/27(4)		182	196,413

LifePoint Health, Inc., 5.375%, 1/15/29(4)		400	400,580

Molina Healthcare, Inc., 3.875%, 11/15/30(4)		245	252,656

US Acute Care Solutions, LLC, 6.375%, 3/1/26(4)		274	286,399

Varex Imaging Corp., 7.875%, 10/15/27(4)		271	303,368

			$3,227,831

Health Care Providers & Services — 1.0%

Encompass Health Corp.:

4.50%, 2/1/28		81	$84,138

4.625%, 4/1/31		127	134,782

4.75%, 2/1/30		191	200,789

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care Providers & Services (continued)

HCA, Inc.:

5.375%, 9/1/26		270	$306,885

5.625%, 9/1/28		330	385,275

Legacy LifePoint Health, LLC:

4.375%, 2/15/27(4)		248	248,317

6.75%, 4/15/25(4)		130	138,450

ModivCare, Inc., 5.875%, 11/15/25(4)		182	193,806

Molina Healthcare, Inc., 4.375%, 6/15/28(4)		103	105,961

Synlab Bondco PLC, 4.75%, (3 mo. EURIBOR + 4.75%), 7/1/25(8)(13)	EUR	230	279,663

Tenet Healthcare Corp.:

4.625%, 9/1/24(4)		49	50,531

4.875%, 1/1/26(4)		290	301,675

5.125%, 11/1/27(4)		290	304,515

6.125%, 10/1/28(4)		152	160,588

6.75%, 6/15/23		71	77,621

			$2,972,996

Home Builders — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)		201	$209,040

			$209,040

Hotels, Restaurants & Leisure — 0.8%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(4)		119	$120,750

4.375%, 1/15/28(4)		182	184,721

5.75%, 4/15/25(4)		66	70,098

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(4)		232	234,178

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(4)		583	561,138

Lithia Motors, Inc.:

4.375%, 1/15/31(4)		131	138,152

4.625%, 12/15/27(4)		91	95,664

MGM Resorts International, 4.75%, 10/15/28		264	278,834

Viking Cruises, Ltd., 5.875%, 9/15/27(4)		639	627,009

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(4)		266	281,473

			$2,592,017

Household Durables — 0.0%(6)

MDC Holdings, Inc., 6.00%, 1/15/43		115	$149,026

			$149,026

Security		Principal Amount* (000’s omitted)	Value

Household Products — 0.0%(6)

Spectrum Brands, Inc., 5.00%, 10/1/29(4)		73	$77,380

			$77,380

Independent Power and Renewable Electricity Producers — 0.3%

Calpine Corp.:

5.125%, 3/15/28(4)		273	$277,806

5.25%, 6/1/26(4)		101	103,892

NRG Energy, Inc.:

5.75%, 1/15/28		210	223,388

7.25%, 5/15/26		271	280,951

			$886,037

Industrial Conglomerates — 0.4%

Abertis Infraestructuras Finance B.V., 3.248% to 11/24/25(8)(10)(11)	EUR	400	$494,326

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(4)		165	173,851

Dycom Industries, Inc., 4.50%, 4/15/29(4)		224	227,640

Gatwick Airport Finance PLC, 4.375%, 4/7/26(8)	GBP	145	203,101

VM Consolidated, Inc., 5.50%, 4/15/29(4)		272	276,949

			$1,375,867

Insurance — 0.8%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(4)		501	$527,052

AmWINS Group, Inc., 7.75%, 7/1/26(4)		272	289,628

BroadStreet Partners, Inc., 5.875%, 4/15/29(4)		226	229,718

Galaxy Finco, Ltd., 9.25%, 7/31/27(8)	GBP	525	771,775

Hub International, Ltd., 7.00%, 5/1/26(4)		400	414,964

QBE Insurance Group, Ltd., 5.875% to 5/12/25(4)(10)(11)		222	241,147

			$2,474,284

Internet — 0.1%

Endure Digital, Inc., 6.00%, 2/15/29(4)		208	$199,652

United Group B.V., 4.00%, 11/15/27(8)	EUR	125	149,172

			$348,824

Internet & Direct Marketing Retail — 0.1%

Cars.com, Inc., 6.375%, 11/1/28(4)		185	$193,532

			$193,532

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Leisure Products — 1.1%

Carnival Corp.:

5.75%, 3/1/27(4)		207	$218,515

7.625%, 3/1/26(4)		87	95,375

7.625%, 3/1/26(8)	EUR	390	520,986

Carnival PLC, 1.00%, 10/28/29	EUR	350	347,876

Explorer II AS, 3.375%, 2/24/25	EUR	465	526,901

Life Time, Inc.:

5.75%, 1/15/26(4)		165	170,597

8.00%, 4/15/26(4)		208	218,955

NCL Corp, Ltd.:

3.625%, 12/15/24(4)		189	181,667

5.875%, 3/15/26(4)		106	110,928

10.25%, 2/1/26(4)		155	182,705

NCL Finance, Ltd., 6.125%, 3/15/28(4)		55	58,008

Royal Caribbean Cruises, Ltd.:

3.70%, 3/15/28		111	105,576

5.50%, 4/1/28(4)		285	299,236

Sabre GLBL, Inc., 9.25%, 4/15/25(4)		86	102,878

Viking Cruises, Ltd., 7.00%, 2/15/29(4)		104	108,030

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(4)		66	67,277

			$3,315,510

Machinery — 0.3%

Frigoglass Finance B.V., 6.875%, 2/12/25(8)	EUR	475	$519,807

Sofima Holding SpA, 3.75%, 1/15/28(8)	EUR	381	460,988

			$980,795

Media — 2.9%

Altice France S.A.:

5.125%, 7/15/29(4)		203	$203,508

7.375%, 5/1/26(4)		202	209,686

8.125%, 2/1/27(4)		458	502,655

Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(4)		308	313,579

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.25%, 2/1/31(4)		286	286,357

4.50%, 8/15/30(4)		290	295,406

4.50%, 5/1/32(4)		136	137,530

4.75%, 3/1/30(4)		322	336,490

5.375%, 6/1/29(4)		110	119,571

Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(4)		240	247,447

Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24		194	202,873

CSC Holdings, LLC:

3.375%, 2/15/31(4)		200	187,800

5.75%, 1/15/30(4)		616	655,655

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

CSC Holdings, LLC: (continued)

7.50%, 4/1/28(4)		200	$220,744

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(4)		369	269,831

Entercom Media Corp., 6.75%, 3/31/29(4)		261	269,691

iHeartCommunications, Inc., 8.375%, 5/1/27		140	149,861

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(4)		205	210,574

National CineMedia, LLC:

5.75%, 8/15/26		189	165,103

5.875%, 4/15/28(4)		245	234,812

Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(4)		137	145,648

Sirius XM Radio, Inc.:

4.625%, 7/15/24(4)		291	299,002

5.00%, 8/1/27(4)		218	228,562

Summer (BC) Holdco A S.a.r.l., 9.25%, 10/31/27(8)	EUR	496	632,303

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(8)	EUR	400	500,924

TEGNA, Inc.:

4.75%, 3/15/26(4)		72	76,662

5.00%, 9/15/29		137	142,374

Terrier Media Buyer, Inc., 8.875%, 12/15/27(4)		237	257,737

Townsquare Media, Inc., 6.875%, 2/1/26(4)		275	287,031

UPCB Finance VII, Ltd., 3.625%, 6/15/29(8)	EUR	116	143,503

Urban One, Inc., 7.375%, 2/1/28(4)		306	317,146

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(4)		210	218,161

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(8)	GBP	350	497,264

			$8,965,490

Metals & Mining — 1.6%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		559	$608,553

Arconic Corp., 6.125%, 2/15/28(4)		101	107,439

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(4)		233	252,077

Bombardier, Inc.:

7.50%, 12/1/24(4)		53	53,861

7.875%, 4/15/27(4)		269	268,664

BWX Technologies, Inc.:

4.125%, 6/30/28(4)		159	162,233

4.125%, 4/15/29(4)		118	121,393

Centennial Resource Production, LLC, 5.375%, 1/15/26(4)		320	300,200

Cleveland-Cliffs, Inc.:

6.75%, 3/15/26(4)		360	391,050

9.875%, 10/17/25(4)		52	61,100

Freeport-McMoRan, Inc., 5.45%, 3/15/43		297	363,082

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)

Hudbay Minerals, Inc.:

4.50%, 4/1/26(4)	174	$176,861

6.125%, 4/1/29(4)	151	160,749

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(4)	709	719,635

Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(4)	191	211,404

New Gold, Inc.:

6.375%, 5/15/25(4)	38	39,164

7.50%, 7/15/27(4)	491	533,398

Novelis Corp., 5.875%, 9/30/26(4)	180	187,999

TMS International Corp., 6.25%, 4/15/29(4)	101	105,166

		$4,824,028

Multi-Utilities — 0.1%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(10)(11)	345	$368,072

		$368,072

Oil and Gas — 0.0%(6)

TechnipFMC PLC, 6.50%, 2/1/26(4)	134	$143,093

		$143,093

Oil, Gas & Consumable Fuels — 2.8%

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(4)	130	$138,369

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(4)	135	141,317

CNX Resources Corp., 6.00%, 1/15/29(4)	210	224,659

Colgate Energy Partners III, LLC, 7.75%, 2/15/26(4)	215	217,897

Continental Resources, Inc.:

4.375%, 1/15/28	206	224,498

4.90%, 6/1/44	8	8,407

5.75%, 1/15/31(4)	233	270,579

CrownRock, L.P./CrownRock Finance, Inc.:

5.00%, 5/1/29(4)	194	198,905

5.625%, 10/15/25(4)	259	268,389

CVR Energy, Inc., 5.75%, 2/15/28(4)	439	445,585

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(10)(11)	160	146,800

Endeavor Energy Resources, L.P./EER Finance, Inc.:

5.50%, 1/30/26(4)	155	160,916

5.75%, 1/30/28(4)	40	42,750

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(10)(11)	432	300,240

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

EQT Corp.:

5.00%, 1/15/29	53	$58,020

7.625%, 2/1/25	69	79,523

8.50%, 2/1/30	102	130,560

Gran Tierra Energy, Inc., 7.75%, 5/23/27(4)	250	212,000

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(4)	248	215,760

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(4)	109	111,164

6.00%, 2/1/31(4)	87	89,830

Laredo Petroleum, Inc.:

9.50%, 1/15/25	74	76,324

10.125%, 1/15/28	112	115,496

Matador Resources Co., 5.875%, 9/15/26	270	269,662

MEG Energy Corp.:

5.875%, 2/1/29(4)	111	113,919

7.125%, 2/1/27(4)	262	280,086

Murphy Oil USA, Inc.:

4.75%, 9/15/29	131	137,714

5.625%, 5/1/27	65	68,344

Nabors Industries, Ltd.:

7.25%, 1/15/26(4)	110	97,006

7.50%, 1/15/28(4)	118	103,029

Nine Energy Service, Inc., 8.75%, 11/1/23(4)	92	38,353

Occidental Petroleum Corp.:

2.90%, 8/15/24	16	15,980

3.40%, 4/15/26	76	75,254

3.45%, 7/15/24	42	42,105

3.50%, 8/15/29	101	96,581

4.20%, 3/15/48	156	131,658

4.40%, 8/15/49	125	108,359

4.625%, 6/15/45	84	76,296

6.125%, 1/1/31	193	214,954

6.20%, 3/15/40	81	86,265

6.375%, 9/1/28	93	104,280

6.45%, 9/15/36	93	105,789

6.625%, 9/1/30	254	289,894

Odebrecht Oil & Gas Finance, Ltd., 0.0%(4)(11)	862	11,420

Ovintiv, Inc.:

6.50%, 8/15/34	8	10,220

6.50%, 2/1/38	261	330,517

6.625%, 8/15/37	18	22,771

8.125%, 9/15/30	40	53,866

PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(4)	405	424,744

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)		747	$621,877

Precision Drilling Corp.:

5.25%, 11/15/24		50	48,156

7.125%, 1/15/26(4)		99	98,196

7.75%, 12/15/23		33	33,268

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(4)		245	186,659

8.875%, 11/15/24(4)		71	73,176

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32(4)		121	119,034

5.50%, 3/1/30		36	39,019

5.875%, 4/15/26		155	162,649

Transocean Pontus, Ltd., 6.125%, 8/1/25(4)		87	84,988

Transocean Poseidon, Ltd., 6.875%, 2/1/27(4)		65	61,872

			$8,715,948

Pharmaceuticals — 0.8%

AdaptHealth, LLC:

4.625%, 8/1/29(4)		103	$102,645

6.125%, 8/1/28(4)		310	326,275

Bausch Health Americas, Inc.:

8.50%, 1/31/27(4)		448	499,520

9.25%, 4/1/26(4)		105	116,485

Bausch Health Companies, Inc.:

5.50%, 11/1/25(4)		129	133,193

7.25%, 5/30/29(4)		98	108,719

9.00%, 12/15/25(4)		245	266,180

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(4)		170	168,513

Gruenenthal GmbH, 4.125%, 5/15/28(8)(9)	EUR	145	178,038

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(4)		198	215,773

Jazz Securities DAC, 4.375%, 1/15/29(4)		224	229,320

Owens & Minor, Inc., 4.50%, 3/31/29(4)		180	181,991

			$2,526,652

Pipelines — 1.0%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(4)		327	$331,087

7.875%, 5/15/26(4)		139	151,684

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31(4)		519	528,731

Security		Principal Amount* (000’s omitted)	Value

Pipelines (continued)

Cheniere Energy Partners, L.P.: (continued)

4.50%, 10/1/29		199	$208,060

Cheniere Energy, Inc., 4.625%, 10/15/28(4)		183	191,034

Energy Transfer, L.P., Series B, 6.625% to 2/15/28(10)(11)		188	177,660

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(4)		137	136,320

4.75%, 1/15/31(4)		137	135,794

6.00%, 7/1/25(4)		116	126,875

6.50%, 7/1/27(4)		116	128,236

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(4)		123	130,303

Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27		173	178,449

New Fortress Energy, Inc., 6.50%, 9/30/26(4)		382	390,318

Western Midstream Operating, L.P.:

4.50%, 3/1/28		27	28,823

4.75%, 8/15/28		24	25,860

5.30%, 2/1/30		207	226,147

			$3,095,381

Real Estate Investment Trusts (REITs) — 0.8%

ADLER Group S.A., 3.25%, 8/5/25(8)	EUR	500	$627,845

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(4)		287	299,642

Diversified Healthcare Trust, 4.375%, 3/1/31		173	167,530

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(4)		151	145,526

6.00%, 4/15/25(4)		127	134,620

IRB Holding Corp., 6.75%, 2/15/26(4)		70	72,608

Service Properties Trust:

3.95%, 1/15/28		253	234,499

4.95%, 10/1/29		23	22,267

5.50%, 12/15/27		49	51,640

7.50%, 9/15/25		167	189,415

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(4)		27	27,251

4.125%, 8/15/30(4)		198	201,342

4.25%, 12/1/26(4)		300	309,750

4.625%, 12/1/29(4)		66	68,647

			$2,552,582

Real Estate Management & Development — 0.1%

AT Securities B.V., 5.25% to 7/21/23(8)(10)(11)		250	$264,470

			$264,470

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Semiconductors & Semiconductor Equipment — 0.1%

ON Semiconductor Corp., 3.875%, 9/1/28(4)		258	$265,915

			$265,915

Software — 0.2%

Black Knight InfoServ, LLC, 3.625%, 9/1/28(4)		216	$211,596

CDK Global, Inc., 5.25%, 5/15/29(4)		96	103,080

Playtika Holding Corp., 4.25%, 3/15/29(4)		222	220,890

SS&C Technologies, Inc., 5.50%, 9/30/27(4)		95	101,044

			$636,610

Specialty Retail — 1.4%

Asbury Automotive Group, Inc.:

4.50%, 3/1/28		53	$54,660

4.75%, 3/1/30		70	73,237

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(4)		177	188,284

Dave & Buster’s, Inc., 7.625%, 11/1/25(4)		371	401,280

Dufry One B.V., 3.375%, 4/15/28(8)	EUR	379	449,113

eG Global Finance PLC, 6.25%, 10/30/25(8)	EUR	350	429,609

Entegris, Inc.:

4.375%, 4/15/28(4)		125	131,566

4.625%, 2/10/26(4)		77	79,671

Group 1 Automotive, Inc., 4.00%, 8/15/28(4)		145	145,000

IRB Holding Corp., 7.00%, 6/15/25(4)		77	82,964

Ken Garff Automotive, LLC, 4.875%, 9/15/28(4)		155	156,647

L Brands, Inc.:

6.625%, 10/1/30(4)		144	166,137

6.75%, 7/1/36		80	96,572

6.875%, 11/1/35		289	350,798

6.95%, 3/1/33		67	78,725

7.60%, 7/15/37		45	54,000

9.375%, 7/1/25(4)		53	67,310

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(4)		200	204,834

Murphy Oil USA, Inc., 3.75%, 2/15/31(4)		51	50,299

PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(4)		250	271,215

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(4)		171	174,659

White Cap Buyer, LLC, 6.875%, 10/15/28(4)		174	184,877

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(4)(14)		108	112,372

Yum! Brands, Inc., 3.625%, 3/15/31		182	179,896

			$4,183,725

Security		Principal Amount* (000’s omitted)	Value

Technology Hardware, Storage & Peripherals — 0.3%

Booz Allen Hamilton, Inc., 3.875%, 9/1/28(4)		223	$222,961

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(4)		315	376,030

Science Applications International Corp., 4.875%, 4/1/28(4)		160	165,484

Seagate HDD Cayman, 3.125%, 7/15/29(4)		139	133,915

			$898,390

Telecommunications — 1.4%

Altice France Holding S.A., 10.50%, 5/15/27(4)		200	$225,553

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(4)		281	293,912

Hughes Satellite Systems Corp.:

5.25%, 8/1/26		145	159,935

6.625%, 8/1/26		95	105,293

Level 3 Financing, Inc., 3.75%, 7/15/29(4)		67	65,409

LogMeIn, Inc., 5.50%, 9/1/27(4)		431	449,805

Sprint Corp., 7.875%, 9/15/23		659	752,084

T-Mobile USA, Inc.:

2.25%, 2/15/26		132	133,001

2.625%, 2/15/29		165	160,939

2.875%, 2/15/31		99	96,772

4.50%, 2/1/26		155	159,162

4.75%, 2/1/28		170	181,900

Telecom Italia Capital S.A., 6.00%, 9/30/34		337	379,850

Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	26	46,414

Telecom Italia SpA, 2.75%, 4/15/25(8)	EUR	140	177,657

ViaSat, Inc., 5.625%, 4/15/27(4)		143	150,100

Vmed O2 UK Financing I PLC, 3.25%, 1/31/31(8)	EUR	100	121,803

Vodafone Group PLC:

2.625% to 5/27/26, 8/27/80(8)(10)	EUR	220	273,432

4.875% to 7/3/25, 10/3/78(8)(10)	GBP	215	323,270

			$4,256,291

Transportation — 0.2%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		247	$253,234

CMA CGM S.A., 5.25%, 1/15/25(8)	EUR	127	156,213

XPO Logistics, Inc., 6.125%, 9/1/23(4)		80	81,210

			$490,657

Water Utilities — 0.2%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(8)	GBP	475	$667,889

			$667,889

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.1%

Sprint Corp., 7.625%, 3/1/26	157	$192,718

		$192,718

Total Corporate Bonds (identified cost $103,633,003)		$107,601,051

Exchange-Traded Funds — 0.1%
Security	Shares	Value

Equity Funds — 0.1%

Global X U.S. Preferred ETF	8,835	$227,413

iShares Preferred & Income Securities ETF	5,952	230,342

Total Exchange-Traded Funds (identified cost $428,952)		$457,755

Preferred Stocks — 1.3%
Security	Shares	Value

Banks — 0.2%

Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(10)	1,115	$122,650

Huntington Bancshares, Inc., Series D, 6.25%	3,450	87,458

Signature Bank, Series A, 5.00%	5,000	128,250

Wells Fargo & Co.:

Series L, 7.50%	103	147,683

Series Z, 4.75%	4,762	122,526

		$608,567

Capital Markets — 0.1%

Affiliated Managers Group, Inc., 4.75%	2,250	$57,667

KKR Group Finance Co. IX, LLC, 4.625%	7,000	180,075

		$237,742

Electric Utilities — 0.2%

Brookfield BRP Holdings Canada, Inc., 4.625%	7,000	$172,200

SCE Trust III, Series H, 5.75% to 3/15/24(10)	5,331	135,408

SCE Trust IV, Series J, 5.375% to 9/15/25(10)	1,911	47,966

SCE Trust V, Series K, 5.45% to 3/15/26(10)	3,551	90,586

		$446,160

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 0.1%

SITE Centers Corp., Series A, 6.375%(1)	10,450	$276,507

		$276,507

Food Products — 0.1%

Dairy Farmers of America, Inc., 7.875%(4)	2,550	$256,275

Ocean Spray Cranberries, Inc., Series A, 6.25%(4)	540	50,287

		$306,562

Health Care Equipment & Supplies — 0.1%

Becton Dickinson and Co., Series B, 6.00%	3,268	$180,492

		$180,492

Independent Power and Renewable Electricity Producers — 0.0%(6)

Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(10)	3,175	$88,178

		$88,178

Insurance — 0.1%

American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(10)	7,517	$210,927

Athene Holding, Ltd., Series C, 6.375% to 6/30/25(10)	5,920	166,707

		$377,634

Oil, Gas & Consumable Fuels — 0.2%

Energy Transfer, L.P.:

Series C, 7.375% to 5/15/23(10)	3,000	$72,090

Series E, 7.60% to 5/15/24(10)	2,970	72,112

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	17,350	360,880

		$505,082

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:

Series A, 5.75%	6,545	$155,116

Series A2, 6.375%	8,191	206,905

		$362,021

Trading Companies & Distributors — 0.1%

WESCO International, Inc., Series A, 10.625%(10)	12,788	$405,891

		$405,891

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.0%(6)

United States Cellular Corp., 5.50%	3,760	$96,181

		$96,181

Total Preferred Stocks (identified cost $3,832,736)		$3,891,017

Senior Floating-Rate Loans — 1.8%(15)
Borrower/Description	Principal Amount (000’s omitted)	Value

Air Transport — 0.1%

Mileage Plus Holdings, LLC, Term Loan, 6/21/27(16)	$274	$292,609

		$292,609

Automotive — 0.1%

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	$236	$235,838

Wheel Pros, LLC, Term Loan, 4/23/28(16)	198	198,124

		$433,962

Business Equipment and Services — 0.2%

AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$211	$210,282

ECL Entertainment, LLC, Term Loan, 3/31/28(16)	75	76,687

Endure Digital, Inc., Term Loan, 2/10/28(16)	196	194,805

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(16)	200	204,739

		$686,513

Electronics/Electrical — 0.3%

LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27	$447	$447,365

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	223	222,288

Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	280	220,224

		$889,877

Financial Intermediaries — 0.1%

Spectacle Gary Holdings, LLC:

Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	$162	$177,116

Borrower/Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

Spectacle Gary Holdings, LLC: (continued)

Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	$12	$12,834

		$189,950

Food Products — 0.0%(6)

Post Holdings, Inc., Term Loan, 10/21/24(16)	$91	$91,916

		$91,916

Food Service — 0.1%

IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$241	$240,942

		$240,942

Health Care — 0.1%

Verscend Holding Corp., Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 8/27/25	$250	$250,911

		$250,911

Industrial Equipment — 0.0%(6)

Hillman Group, Inc. (The), Term Loan, 4.11%, (1 mo. USD LIBOR + 4.00%), 5/31/25	$114	$113,612

		$113,612

Insurance — 0.2%

Asurion, LLC:

Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 7/31/27	$195	$193,802

Term Loan—Second Lien, 5.363%, (1 mo. USD LIBOR + 5.25%), 1/31/28	240	243,840

		$437,642

Leisure Goods/Activities/Movies — 0.2%

Playtika Holding Corp., Term Loan, 2.86%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$633	$630,375

		$630,375

Lodging and Casinos — 0.1%

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$316	$302,684

Stars Group Holdings B.V. (The), Term Loan, 3.70%, (3 mo. USD LIBOR + 3.50%), 7/10/25	86	86,308

		$388,992

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Pharmaceuticals — 0.2%

Jazz Financing Lux S.a.r.l., Term Loan, 4/21/28(16)	$570	$571,995

		$571,995

Retailers (Except Food and Drug) — 0.1%

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$387	$388,596

		$388,596

Total Senior Floating-Rate Loans (identified cost $5,680,047)		$5,607,892

Warrants — 0.0%(6)
Security	Shares	Value

Media — 0.0%(6)

iHeartMedia, Inc., Exp. 5/1/39(1)	3,627	$69,421

		$69,421

Total Warrants (identified cost $60,111)		$69,421

Short-Term Investments — 1.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(17)	3,454,987	$3,454,987

Total Short-Term Investments (identified cost $3,454,987)		$3,454,987

Total Investments — 99.7% (identified cost $241,812,063)		$305,197,948

Other Assets, Less Liabilities — 0.3%		$868,700

Net Assets — 100.0%		$306,066,648

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 8).

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $60,166,355 or 19.7% of the Portfolio’s net assets.

(5)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.

(6)	Amount is less than 0.05%.

(7)	Restricted security (see Note 5).

(8)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $20,616,502 or 6.7% of the Portfolio’s net assets.

(9)	When-issued security.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Issuer is in default with respect to interest and/or principal payments.

(13)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(15)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(16)	This Senior Loan will settle after April 30, 2021, at which time the interest rate will be determined.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	59.8%	$182,639,843

United Kingdom	6.3	19,288,641

France	6.2	19,016,655

Switzerland	3.8	11,679,979

Germany	3.5	10,809,621

Japan	3.4	10,444,453

Netherlands	2.9	8,937,922

Luxembourg	1.9	5,647,827

Australia	1.8	5,393,283

Italy	1.7	5,255,955

Canada	1.6	4,926,078

Sweden	1.4	4,289,034

Spain	1.1	3,373,000

Ireland	0.9	2,720,112

Taiwan	0.8	2,319,274

Finland	0.6	1,807,734

Denmark	0.6	1,780,303

China	0.4	1,111,782

India	0.4	1,098,209

United Arab Emirates	0.3	1,051,914

Norway	0.2	526,901

Peru	0.1	337,610

Mexico	0.1	272,643

Brazil	0.0 (1)	11,420

Exchange-Traded Funds	0.2	457,755

Total Investments	100.0%	$305,197,948

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	145,000	USD	175,254	Citibank, N.A.	5/5/21	$—	$(925)

USD	237,511	EUR	195,170	State Street Bank and Trust Company	5/28/21	2,758	—

						$2,758	$(925)

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	53	Long	6/18/21	$11,062,160	$479,679

STOXX Europe 600 Index	306	Short	6/18/21	(7,990,536)	(140,208)

STOXX Europe 600 Insurance Index	156	Short	6/18/21	(2,794,509)	55,126

					$394,597

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PC	–	Participation Certificate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $237,084,771)	$300,315,659

Affiliated investments, at value (identified cost, $4,727,292)	4,882,289

Cash	16,628

Foreign currency, at value (identified cost, $179,867)	179,312

Interest and dividends receivable	1,964,355

Dividends receivable from affiliated investments	26,092

Receivable for investments sold	1,785,398

Receivable for open forward foreign currency exchange contracts	2,758

Tax reclaims receivable	1,860,711

Total assets	$311,033,202

Liabilities

Payable for investments purchased	$2,513,697

Payable for when-issued securities	2,089,316

Payable for variation margin on open financial futures contracts	54,252

Payable for open forward foreign currency exchange contracts	925

Payable to affiliates:

Investment adviser fee	136,591

Trustees’ fees	1,240

Accrued expenses	170,533

Total liabilities	$4,966,554

Net Assets applicable to investors’ interest in Portfolio	$306,066,648

34	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest (net of foreign taxes, $3,787)	$3,085,132

Dividends (net of foreign taxes, $216,830)	2,742,214

Dividends from affiliated investments (net of foreign taxes, $4,656)	26,806

Total investment income	$5,854,152

Expenses

Investment adviser fee	$795,865

Trustees’ fees and expenses	7,434

Custodian fee	79,964

Legal and accounting services	30,979

Miscellaneous	26,764

Total expenses	$941,006

Net investment income	$4,913,146

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $3,277)	$11,233,950

Financial futures contracts	80,786

Foreign currency transactions	(151,864)

Forward foreign currency exchange contracts	9,567

Net realized gain	$11,172,439

Change in unrealized appreciation (depreciation) —

Investments	$41,858,358

Investments — affiliated investments	16,205

Financial futures contracts	218,432

Foreign currency	138,997

Forward foreign currency exchange contracts	14,760

Net change in unrealized appreciation (depreciation)	$42,246,752

Net realized and unrealized gain	$53,419,191

Net increase in net assets from operations	$58,332,337

35	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$4,913,146	$11,579,367

Net realized gain (loss)	11,172,439	(2,169,739)

Net change in unrealized appreciation (depreciation)	42,246,752	(4,171,298)

Net increase in net assets from operations	$58,332,337	$5,238,330

Capital transactions —

Contributions	$7,263,772	$9,268,119

Withdrawals	(22,721,403)	(53,647,355)

Portfolio transaction fee	96,914	216,038

Net decrease in net assets from capital transactions	$(15,360,717)	$(44,163,198)

Net increase (decrease) in net assets	$42,971,620	$(38,924,868)

Net Assets

At beginning of period	$263,095,028	$302,019,896

At end of period	$306,066,648	$263,095,028

36	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2016(1)
Ratios/Supplemental Data			2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.65	%(2)	0.66%	0.70%	0.75%	0.75%	0.80	%(2)

Net investment income	3.39	%(2)	4.12%	4.72%	3.47%	4.56%	3.75	%(2)

Portfolio Turnover	41	%(3)	118%	86%	102%	143%	66	%(3)

Total Return	22.71	%(3)	2.64%	11.57%	(1.00)%	15.99%	3.65	%(3)

Net assets, end of period (000’s omitted)	$306,067		$263,095	$302,020	$323,437	$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

37	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 97.6% and 2.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

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Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the

39

Global Income Builder Portfolio

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Notes to Financial Statements (Unaudited) — continued

security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

L  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment advisory fee is computed at an annual rate of 0.550% of the Portfolio’s average daily net assets up to $500 million, 0.525% on $500 million but less than $1 billion, 0.500% on $1 billion but less than $2.5 billion, and 0.475% on average daily net assets of $2.5 billion and over, and is payable monthly. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $795,865 or 0.55% (annualized) of the Portfolio’s average daily net assets.

Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $115,893,112 and $124,843,175, respectively, for the six months ended April 30, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$244,123,811

Gross unrealized appreciation	$63,684,096

Gross unrealized depreciation	(2,213,529)

Net unrealized appreciation	$61,470,567

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Global Income Builder Portfolio

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Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities

At April 30, 2021, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Extraction Oil & Gas, Inc.	1/28/21	425	$6,287	$17,698

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $925. At April 30, 2021, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

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Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2021 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$534,805	(1)	$(140,208	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	2,758	(2)	(925	)(3)

Total		$537,563		$(141,133)

Derivatives not subject to master netting or similar agreements		$534,805		$(140,208)

Total Derivatives subject to master netting or similar agreements		$2,758		$(925)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$2,758	$—	$—	$—	$2,758

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(925)	$—	$—	$—	$(925)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2021 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$80,786	$218,432

Foreign Exchange	Forward foreign currency exchange contracts	9,567	14,760

Total		$90,353	$233,192

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Notes to Financial Statements (Unaudited) — continued

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$5,650,000	$5,668,000	$551,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal

Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the

Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

8  Investments in Affiliated Issuers and Funds

The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At April 30, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $4,882,289, which represents 1.6% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks

Mitsubishi UFJ Financial Group, Inc.(1)	$—	$—	$—	$—	$16,205	$1,427,302	$25,746	268,285

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	1,027,196	36,794,803	(34,367,012)	—	—	3,454,987	1,060	3,454,987

Totals				$—	$16,205	$4,882,289	$26,806

(1)	May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

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Global Income Builder Portfolio

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Notes to Financial Statements (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks

Communication Services	$13,779,384	$4,022,695	$—	$17,802,079

Consumer Discretionary	11,574,285	8,264,321	—	19,838,606

Consumer Staples	3,967,302	6,181,338	—	10,148,640

Energy	5,268,102	—	17,698	5,285,800

Financials	13,317,663	16,311,940	—	29,629,603

Health Care	10,365,942	13,027,655	—	23,393,597

Industrials	6,411,114	18,884,878	0	25,295,992

Information Technology	25,873,461	11,854,735	—	37,728,196

Materials	—	5,430,895	—	5,430,895

Real Estate	2,012,677	—	—	2,012,677

Utilities	2,119,900	5,242,746	—	7,362,646

Total Common Stocks	$94,689,830	$89,221,203 **	$17,698	$183,928,731

Convertible Bonds	$—	$187,094	$—	$187,094

Corporate Bonds	—	107,601,051	—	107,601,051

Exchange-Traded Funds	457,755	—	—	457,755

Preferred Stocks

Communication Services	96,181	—	—	96,181

Consumer Staples	—	306,562	—	306,562

Energy	505,082	—	—	505,082

Financials	921,218	302,725	—	1,223,943

Health Care	180,492	—	—	180,492

Industrials	405,891	—	—	405,891

Real Estate	638,528	—	—	638,528

Utilities	446,160	88,178	—	534,338

Total Preferred Stocks	$3,193,552	$697,465	$—	$3,891,017

Senior Floating-Rate Loans	$—	$5,607,892	$—	$5,607,892

Warrants	69,421	—	—	69,421

Short-Term Investments	—	3,454,987	—	3,454,987

Total Investments	$98,410,558	$206,769,692	$17,698	$305,197,948

Forward Foreign Currency Exchange Contracts	$—	$2,758	$—	$2,758

Futures Contracts	534,805	—	—	534,805

Total	$98,945,363	$206,772,450	$17,698	$305,735,511

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(925)	$—	$(925)

Futures Contracts	(140,208)	—	—	(140,208)

Total	$(140,208)	$(925)	$—	$(141,133)

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Notes to Financial Statements (Unaudited) — continued

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

45

Eaton Vance

Global Income Builder Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Income Builder Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research (“BMR”) to serve as the Fund’s investment adviser (“Proposal 1”); (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as the Fund’s investment sub-adviser (“Proposal 2”); (3) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with BMR to serve as investment adviser to Global Income Builder Portfolio (“Proposal 3”); and (4) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as investment sub-adviser to Global Income Builder Portfolio (“Proposal 4”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	12,967,492.963	387,724.527	765,878.903	0

Proposal 2	12,945,455.561	385,331.375	790,309.457	0

Proposal 3	12,932,560.048	373,201.452	815,334.893	0

Proposal 4	12,925,164.993	381,474.504	814,456.896	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on Proposal 1, Proposal 2, Proposal 3 and Proposal 4.

Interestholder Meeting

Global Income Builder Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as investment sub-adviser to the Portfolio (“Proposal 2”). The interestholder meeting results are as follows:

	For	Against	Abstain(1)

Proposal 1	91.772%	2.584%	5.644%

Proposal 2	87.559%	2.525%	5.517%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on Proposal 1 and Proposal 2.

46

Eaton Vance

Global Income Builder Fund

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Global Income Builder Fund	Boston Management and Research	Eaton Vance Advisers International Ltd.

Global Income Builder Portfolio	Boston Management and Research	Eaton Vance Advisers International Ltd.

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”1 and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

[1]

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

47

Eaton Vance

Global Income Builder Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

48

Eaton Vance

Global Income Builder Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by

49

Eaton Vance

Global Income Builder Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The

50

Eaton Vance

Global Income Builder Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board

51

Eaton Vance

Global Income Builder Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

52

Eaton Vance

Global Income Builder Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

*	Interested Trustee

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

53

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

54

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

55

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

56

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747     4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Income Builder Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 24, 2021

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021